21 Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of minimum rental payment

The minimum future payments as leases, by leases term and with the fair value of minimum lease payments, are as follows:

	As of December 31,
	2020	2019
Financial lease liabilities - minimum payments
Less than 1 year	172	404
1 to 5 years	866	1,323
More than 5 years	1,738	2,024
Present value of financial lease agreements	2,776	3,751

Future financing charges	2,478	2,347
Gross amount of financial lease agreements	5,254	6,098
PIS and COFINS embedded in the present value of lease agreements	169	115
PIS and COFINS embedded in the gross value of lease agreements	319	214

Schedule of lease obligation rollforward
Amounts
As of January 1, 2018	1,009
Funding – Lease	210
Remeasurement	52
Interest provision	124
Amortizations	(216)
Exchange rate and monetary variation	1
As of December 31, 2018	1,180
Funding – Lease	682
Remeasurement	138
Interest provision	170
Amortizations	(267)
Write-off due to early termination of agreement	(1)
Company acquisition	1,817
Conversion currency adjustment	32
As of December 31, 2019	3,751
Funding – Lease	1,240
Remeasurement	621
Interest provision	415
Exchange rate and monetary variation	1
Amortizations	(756)
Write-off due to early termination of agreement	(518)
Transfer to parent company	9
Conversion currency adjustment	433
Discontinued operation	(2,416)
Corporate restructuring	(4)
As of December 31, 2020	2,776

Current	172
Non-current	2,604

Schedule of lease expense
	As of December 31,
	2020	2019
Expenses (revenues) for the period:
Variables (0.5% e 1.6% of sales)	16	19
Subleases (*)	22	20

(*) Refers mainly to revenue from lease agreements receivable from commercial galleries.